Accrued Expenses (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Expenses
Accrued payroll related taxes	$ 25,581	$ 15,645	$ 15,842
Accrued voyage expenses	456,344	1,021,539	30,406
Accrued loan interest	1,780,885	3,781,363	1,254,301
Accrued social insurance contributions	164,406	91,573	94,530
Accrued operating expenses	1,001,994	1,036,952	826,166
Other accrued expenses	55,832	77,827	402,500
Total	$ 3,485,042	$ 6,024,899	$ 2,623,745